Net fee and commissions expense (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commissions earned were related to:
Lending	kr 9	kr 6	kr 2
Total	9	6	2
Commissions incurred were related to:
Custodian- and bank fees	(12)	(12)	(13)
Brokerage	0	(1)	(1)
Other commissions incurred	(37)	(39)	(39)
Total	(48)	(52)	(53)
Net fee and commissions expense	(39)	(46)	kr (51)
Commissions income (expense) on financial assets and liabilities not measured at fair value through profit or loss	kr (39)	kr (45)